ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2014
Allowance For Loan Losses [Abstract]
Schedule of allowance for loan losses
Allowance for Loan Losses

	2014	2013	2012
	(In thousands)

Beginning Balance	$1,697	$2,160	$1,447
Provision for losses on loans	1,024	1,443	1,280
Charge-offs of loans	(562)	(1,937)	(568)
Recoveries	77	31	1
	$2,236	$1,697	$2,160

Schedule of allowance for credit losses

2014	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$1,352	$194	$9	$131	$11	$1,697
Provision	947	15	(2)	64	-	1,024
Charge-offs	(520)	-	-	(39)	(3)	(562)
Recoveries	34	-	-	43	-	77

Ending balance	$1,813	$209	$7	$199	$8	$2,236

Originated loans:
Individually evaluated
for impairment	$238	$-	$-	$7	$-	$245

Purchased loans:
Individually evaluated
for impairment	$135	$-	$-	$-	$-	$135

Originated Loans:
Collectively evaluated
for impairment	$1,005	$209	$7	$151	$8	$1,380

Purchased loans:
Loans acquired with
deteriorated credit quality	$435	$-	$-	$41	$-	476

Loans receivable:

Ending balance	$231,626	$20,501	$8,327	$81,357	$921	$342,732

Ending balance:
Individually evaluated
for impairment	$3,750	$95	$-	$817	$-	$4,662

Ending balance:
Collectively evaluated
for impairment	$223,846	$20,046	$8,327	$74,211	$920	$327,350

Ending balance:
Loans acquired with
deteriorated credit quality	$4,030	$360	$-	$6,329	$1	$10,720

2013	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$1,823	$172	$1	$153	$11	$2,160
Provision	1,426	22	8	(14)	1	1,443
Charge-offs	(1,928)	-	-	(8)	(1)	(1,937)
Recoveries	31	-	-	-	-	31

Ending balance	$1,352	$194	$9	$131	$11	$1,697

Originated loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Purchased loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Originated Loans:
Collectively evaluated
for impairment	$939	$194	$9	$131	$11	$1,284

Purchased loans:
Loans acquired with
deteriorated credit quality	$413	$-	$-	$-	$-	$413

Loans receivable:

Ending balance	$236,236	$22,805	$7,141	$72,755	$2,278	$341,215

Ending balance:
Individually evaluated
for impairment	$4,853	$95	$-	$679	$16	$5,643

Ending balance:
Collectively evaluated
for impairment	$228,203	$21,654	$7,141	$65,485	$2,262	$324,745

Ending balance:
Loans acquired with
deteriorated credit quality	$3,180	$1,056	$-	$6,591	$-	$10,827

Schedule of credit risk profile by internally assigned grade

Credit Quality Indicators
As of December 31, 2014

Credit Risk Profile by Internally Assigned Grade
Originated Loans at December 31, 2014
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Grade:
Pass	$165,711	$17,090	$8,327	$56,191	$802	$248,121
Special mention	-	-	-	-	-	-
Substandard	2,407	95	-	1,022	-	3,524
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$168,118	$17,185	$8,327	$57,213	$802	$251,645

Purchased Loans at December 31, 2014

	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Grade:
Pass	$60,918	$3,316	$-	$20,441	$18	$84,693
Special mention	-	-	-	-	-	-
Substandard	2,590	-	-	3,703	101	6,394
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$63,508	$3,316	$-	$24,144	$119	$91,087

Credit Quality Indicators
As of December 31, 2013

Credit Risk Profile by Internally Assigned Grade
	Originated Loans at December 31, 2013
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
			(In thousands)

Grade:
Pass	$155,364	$15,214	$7,141	$44,218	$770	$222,707
Special mention	-	-	-	-	-	-
Substandard	2,519	95	-	1,570	-	4,184
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$157,883	$15,309	$7,141	$45,788	$770	$226,891

	Purchased Loans at December 31, 2013
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
	(In thousands)

Grade:
Pass	$74,410	$7,496	$-	$25,076	$1,490	$108,472
Special mention	-	-	-	-	-	-
Substandard	3,943	-	-	1,891	18	5,852
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$78,353	$7,496	$-	$26,967	$1,508	$114,324

Schedule of age analysis of past due purchased loans receivable

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2014
	30-89 Days Past Due	90 Days or more	Total Past Due	Current & Accruing	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$999	$1,317	$2,316	$165,088	$2,031	$168,118	$-
Multi-family	-	95	95	17,090	95	17,185	-
Construction	-	-	-	8,327	-	8,327	-
Commercial	-	143	143	57,051	162	57,213
Consumer	-	-	-	802	-	802	-
Total	$999	$1,555	$2,554	$248,358	$2,288	$251,645	$-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2014
	30-89 Days Past Due	90 Days or More	Total Past Due	Current & Accruing	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$1,846	$1,737	$3,583	$59,518	$2,144	$63,508	$-
Multi-family	-	-	-	3,316	-	3,316	-
Construction	-	-	-	-	-	-	-
Commercial	187	619	806	23,302	655	24,144	-
Consumer	-	-	-	119	-	119	-
Total	$2,033	$2,356	$4,389	$86,255	$2,799	$91,087	$-

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2013
							Recorded
							Investment
	30-89 Days	90 Days	Total Past	Current		Total Loan	90 Days and
	Past Due	or More	Due	& Accruing	Nonaccrual	Receivables	Accruing
	(In thousands)
Real Estate:
1-4 family
Residential	$1,915	$2,207	$4,122	$153,761	$2,207	$157,883	$-
Multi-family	-	95	95	15,214	95	15,309	-
Construction	-	-	-	7,141	-	7,141	-
Commercial	-	679	679	45,109	679	45,788	-
Consumer	-	-	-	770	-	770	-
Total	$1,915	$2,981	$4,896	$221,995	$2,981	$226,891	$-

Age Analysis of Past Due Purchased Loans Receivable As of December 31, 2013
							Recorded
							Investment
	30-89 Days	90 Days	Total Past	Current		Total Loan	90 Days and
	Past Due	or More	Due	& Accruing	Nonaccrual	Receivables	Accruing
	(In thousands)

Real Estate:
1-4 family
Residential	$2,221	$3,287	$5,508	$72,845	$3,287	$78,353	$-
Multi-family	56	-	56	7,440	-	7,496	-
Construction	-	-	-	-	-	-	-
Commercial	336	676	1,012	25,955	676	26,967	-
Consumer	10	18	28	1,480	18	1,508	-
Total	$2,623	$3,981	$6,604	$107,720	$3,981	$114,324	$-

Schedule of impaired loans
	Impaired Loans As of December 31, 2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family
Residential	$3,977	$3,977	$-	$3,578	$61
Multi-family	360	360	-	708
Construction	-	-	-	-	-
Commercial	6,329	6,329	-	6,460	286
Consumer	1	1	-	1	-
Total	$10,667	$10,667	$-	$10,747	$347
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family
Residential	$53	$53	$19	$16	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$53	$53	$19	$16	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family	$1,080	$1,080	$-	$1,863	$23
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	655	655	-	328	10
Consumer	-	-	-	8	-
Total	$1,735	$1,735	$-	$2,199	$33
Purchased loans with an allowance recorded:
Real Estate:
1-4 family	$639	$639	$113	$263	$12
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$639	$639	$113	$263	$12

	Impaired Loans
	As of December 31, 2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Originated loans with no related allowance recorded
Real Estate:
1-4 family
Residential	$1,365	$1,365	$-	$1,786	$30
Multi-family	95	95	-	95	-
Construction	-	-	-	-	-
Commercial	115	115	-	397	7
Consumer	-	-	-	-	-
Total	$1,575	$1,575	$-	$2,278	$37

Originated loans with an allowance recorded:
Real Estate:
1-4 family
Residential	$666	$666	$238	$214	$9
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	47	47	7	20	-
Consumer	-	-	-	-	-
Total	$713	$713	$245	$234	$9
Total:
Real Estate:
1-4 family
Residential	$7,780	$7,780	$370	$7,720	$135
Multi-family	455	455	-	803	-
Construction	-	-	-	-	-
Commercial	7,146	7,146	7	7,205	303
Consumer	1	1	-	9	-
Total	$15,382	$15,382	$377	$15,737	$438

	Impaired Loans
	As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family
Residential	$3,180	$3,180	$-	$3,556	$192
Multi-family	1,056	1,056	-	1,059	22
Construction	-	-	-	-	-
Commercial	6,591	6,591	-	7,556	436
Consumer	-	-	-	41	-
Total	$10,827	$10,827	$-	$12,212	$650
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family
Residential	$-	$-	$-	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family	$2,646	$2,646	$-	$2,185	$107
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	16	16	-	28	1
Total	$2,662	$2,662	$-	$2,213	$108

Purchased loans with an allowance recorded:
Real Estate:
1-4 family	$-	$-	$-	$74	$-
Residential
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$74	$-

	Impaired Loans
	As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Originated loans with no related allowance recorded
Real Estate:
1-4 family
Residential	$2,207	$2,207	$-	$2,847	$32
Multi-family	95	95	-	95	-
Construction	-	-	-	-	-
Commercial	679	679	-	537	35
Consumer	-	-	-	-	-
Total	$2,981	$2,981	$-	$3,479	$67
Originated loans with an allowance recorded:
Real Estate:
1-4 family
Residential	$-	$-	$-	$473	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	81	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$554	$-
Total:
Real Estate:
1-4 family
Residential	$8,033	$8,033	$-	$9,142	$331
Multi-family	1,151	1,151	-	1,154	22
Construction	-	-	-	-	-
Commercial	7,270	7,270	-	8,174	471
Consumer	16	16	-	69	1
Total	$16,470	$16,470	$-	$18,539	$825

Schedule of troubled debt
Modifications
As of December 31, 2014

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	8	$2,529	$2,529
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	100	100
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	5	$724
Multi-family Residential	-	-
Construction	-	-
Commercial	1	99
Consumer	-	-

Modifications
As of December 31, 2013

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	4	$316	$312
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	4	1,863	1,849
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	1	754
Consumer	-	-